Earnings per share	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Earnings per share
11. Earnings per share
The calculations of earnings per ordinary share (EPS) are based on profit after tax and the weighted number of shares in issue during the year / period.

	Year ended 31 December 2022 £m	Year ended 31 December 2021 £m	Six months ended 31 December 2020 £m	Year ended 30 June 2020 £m
Earnings
(Loss) / p rofit for the year / period	(8.5)	4.4	12.8	12.5

	Million	Million	Million	Million
Number of shares
Weighted average number of ordinary shares in issue	229.0	227.1	220.0	208.0
Less ordinary shares held by Equiniti Share Plan Trustees Limited	(0.3)	(0.4)	(0.4)	(0.4)

Weighted average number of ordinary shares for the purposes of basic EPS	228.7	226.7	219.6	207.6
Effect of potentially dilutive ordinary shares—share options and awards	2.6	2.2	2.4	2.0

Weighted average number of ordinary shares for the purposes of diluted EPS	231.3	228.9	222.0	209.6
Basic EPS is calculated by dividing the profit after tax by the weighted average number of shares outstanding during the year / period. Diluted EPS is calculated on the same basis as basic EPS but with a further adjustment to the weighted average number of shares outstanding to assume conversion of all potentially dilutive ordinary shares. Such potentially dilutive ordinary shares comprise share options and awards granted to employees where the exercise price is less than the average market price of the Company’s ordinary shares during the year / period and any unvested shares which have met, or are expected to meet, the performance conditions at the end of the year / period.

	Year ended 31 December 2022		Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020
Basic EPS	(3.7	)p	1.9p	5.8p	6.0p
Diluted EPS	(3.7	)p	1.9p	5.8p	6.0p